Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KINAX
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KINCX
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGLAX
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGLCX
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPAX
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPCX
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRXAX
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRXCX
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSOAX
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSOCX
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKAX
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKCX
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIAX
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWICX
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDAX
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDCX
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWWFX
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWWEX
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWNPX
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDRX
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCOX
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKNX
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWINX
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDNX
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPYX
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCYX
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKYX
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIIX
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDYX